Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series A 1 A 2 A 3 A 4 [Member]	Preferred Stock Series B B 1 [Member]	Preferred Stock Series B 2 B 3 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 5	$ 41,596,106	$ (39,370,153)	$ 2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	0	491,345
Share-based compensation						82,531		82,531
Proceeds from sale of Series A preferred stock	$ 1,000							1,000
Proceeds from sale of Series A preferred stock, shares	1
Redemption of Series A Preferred stock	$ (1,000)							(1,000)
Redemption of Series A Preferred stock, shares	(1)
Net income (loss)							(1,183,460)	(1,183,460)
Ending balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 5	41,678,637	(40,553,613)	1,125,029
Ending balance, shares at Mar. 31, 2023	0	0	0	0	491,345
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 0	$ 5	41,596,106	(39,370,153)	2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	0	491,345
Net income (loss)								(2,648,017)
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 0	$ 5	42,028,387	(42,018,169)	10,223
Ending balance, shares at Jun. 30, 2023	0	0	0	0	512,555
Beginning balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 5	41,678,637	(40,553,613)	1,125,029
Beginning balance, shares at Mar. 31, 2023	0	0	0	0	491,345
Share-based compensation						136,631		136,631
Commitment shares - note financing						175,619		175,619
Commitment shares - note financing, shares					21,210
Issuance of warrants - note financing						37,500		37,500
Net income (loss)							(1,464,557)	(1,464,557)
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 0	$ 5	42,028,387	(42,018,169)	10,223
Ending balance, shares at Jun. 30, 2023	0	0	0	0	512,555
Beginning balance, value at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 8	43,553,524	(44,281,526)	(727,995)
Beginning balance, shares at Dec. 31, 2023	0	0	0	0	825,459
Share-based compensation						85,827		85,827
Issuance of common shares related to restricted stock units
Issuance of common shares related to restricted stock units, shares					4,261
Issuance of common shares - equity line of credit					$ 5	1,449,527		1,449,532
Issuance of common shares - equity line of credit, shares					452,343
Issuance of commitment shares - note financing						33,297		33,297
Issuance of commitment shares - note financing, shares					9,312
Cashless exercise of pre-funded warrants
Cashless exercise of pre-funded warrants, shares					2,915
Issuance of common stock and warrants related to public offering, net issuance costs					$ 52	2,691,339		2,691,391
Issuance of common stock and warrants related to public offering, net issuance costs, shares					5,175,000
Public offering and line of credit issuance costs						(399,106)		(399,106)
Issuance of common shares - debt for equity exchange					$ 6	1,771,600		1,771,606
Issuance of common shares - debt for equity exchange, shares					644,142
Round up conversion related to reverse stock split
Round up convention related to reverse stock split, shares					40,068
Net income (loss)							(2,399,102)	(2,399,102)
Ending balance, value at Mar. 31, 2024	$ 0	$ 0	$ 0	$ 0	$ 72	49,186,006	(46,680,628)	2,505,449
Ending balance, shares at Mar. 31, 2024	0	0	0	0	7,153,500
Beginning balance, value at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 0	$ 8	43,553,524	(44,281,526)	(727,995)
Beginning balance, shares at Dec. 31, 2023	0	0	0	0	825,459
Net income (loss)								(3,637,180)
Ending balance, value at Jun. 30, 2024	$ 0	$ 0	$ 0	$ 0	$ 82	49,560,800	(47,918,705)	1,642,177
Ending balance, shares at Jun. 30, 2024	0	0	0	0	8,210,671
Beginning balance, value at Mar. 31, 2024	$ 0	$ 0	$ 0	$ 0	$ 72	49,186,006	(46,680,628)	2,505,449
Beginning balance, shares at Mar. 31, 2024	0	0	0	0	7,153,500
Share-based compensation						70,305		70,305
Issuance of common shares related to restricted stock units
Issuance of common shares related to restricted stock units, shares					7,171
Issuance of common shares - equity line of credit					$ 10	304,490		304,500
Issuance of common shares - equity line of credit, shares					1,050,000
Net income (loss)							(1,238,077)	(1,238,077)
Ending balance, value at Jun. 30, 2024	$ 0	$ 0	$ 0	$ 0	$ 82	$ 49,560,800	$ (47,918,705)	$ 1,642,177
Ending balance, shares at Jun. 30, 2024	0	0	0	0	8,210,671